Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Details)	Dec. 31, 2025	Dec. 31, 2024
Allocation of pension plan assets	100.00%	100.00%
Cash and cash equivalents
Allocation of pension plan assets	3.00%	1.00%
Equity securities
Allocation of pension plan assets	26.00%	14.00%
Government debt securities
Allocation of pension plan assets	11.00%	10.00%
Corporate debt securities
Allocation of pension plan assets	13.00%	14.00%
Investment funds
Allocation of pension plan assets	9.00%	16.00%
Investment funds | Time deposits and money market
Defined benefit plan, plan assets target allocation percentage	4.00%	15.00%
Investment funds | Equity Securities
Defined benefit plan, plan assets target allocation percentage	22.00%	14.00%
Investment funds | Other Instruments
Defined benefit plan, plan assets target allocation percentage	2.00%	2.00%
Investment funds | Corporate debt securities
Defined benefit plan, plan assets target allocation percentage	72.00%	69.00%
Real estate
Allocation of pension plan assets	9.00%	1.00%
Other (mainly insurance assets – contracts and reserves)
Allocation of pension plan assets	29.00%	44.00%